Subsequent events - Consolidated financial position of these affiliated entities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Property and equipment, net	¥ 465,734	¥ 659,851
Intangible assets and goodwill, net	18,300	97,806
Right of use assets	502,813	517,609
Contract costs	12,438	11,161
Non-current assets	2,421,083	1,287,137
Other receivables due from related parties	53,868	77,442
Other current assets	37,785	36,516
Term deposits held at a related party finance entity	477,303	921,601
Cash and cash equivalents	279,420	516,446
Current assets	849,700	1,552,329
Total assets	3,270,783	2,839,466
Lease liabilities	30,521	18,749
Non-current liabilities	35,389	26,515
Trade and other payables due to third parties	376,747	272,012
Other payables due to related parties	134,982	156,709
Income tax payable	56,707	48,857
Contract liabilities	444,865	295,979
Lease liabilities	5,233	1,753
Current liabilities	1,018,534	775,310
Total liabilities	1,053,923	801,825
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Property and equipment, net	268,479	460,245
Intangible assets and goodwill, net		78,325
Right of use assets	97,053	103,143
Contract costs	10,021	9,826
Prepayments to third party suppliers		126
Non-current assets	375,553	651,665
Other receivables due from related parties	44,206	43,065
Other current assets	17,618	11,286
Term deposits held at a related party finance entity	362,265	385,000
Cash and cash equivalents	118,344	123,061
Current assets	542,433	562,412
Total assets	917,986	1,214,077
Lease liabilities	4,325	4,881
Non-current liabilities	4,325	4,881
Trade and other payables due to third parties	162,410	117,426
Other payables due to related parties	444,635	423,430
Income tax payable	992
Contract liabilities	290,860	235,399
Lease liabilities	159	133
Current liabilities	899,056	776,388
Total liabilities	903,381	781,269
Net assets	14,605	432,808
Net assets attributable to the Companys shareholders	7,585	430,408
Non-controlling interests	¥ 7,020	¥ 2,400